Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	$ (392,567)	$ (212,393)	$ (60,361)
Items that may be reclassified to consolidated statement of operations in subsequent periods (net of tax):
Exchange differences from translation of foreign operations	(96,997)	(71,961)	17,185
Total other comprehensive (loss)/ income for the year	(96,997)	(71,961)	17,185
Total comprehensive income/(loss) for the year	$ (489,564)	$ (284,354)	$ (43,176)